Revenue (Contract Assets And Liabilities) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Contract Assets [Abstract]
Opening balance	$ 125	$ 172
Increase in contract assets from revenue recognized during the period	93	140
Contract assets transferred to trade receivables	(112)	(171)
Contract terminations transferred to trade receivables	(20)	(16)
Ending balance	86	125
Contract Liabilities [Abstract]
Opening balance	228	225
Revenue recognized included in contract liabilities at the beginning of the year	(222)	(219)
Increase in contract liabilities during the period	214	222
Ending balance	$ 220	$ 228